Mining Interest, Plant and Equipment - Summary of Mining Interest, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 41,476	$ 52,921
Ending balance	37,618	41,476
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	94,880	104,429
Additions	2,510	3,715
Impairment/Write down of equipment	(5,578)	(6,925)
Effect of foreign exchange	4,848	(6,339)
Ending balance	96,660	94,880
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(53,404)	(51,508)
Depreciation for the year	3,899	5,032
Impairment/Write down of equipment	(774)	(212)
Effect of foreign exchange	(2,513)	2,924
Ending balance	(59,042)	(53,404)
Mining Interests [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,046
Ending balance	24,494	24,046
Mining Interests [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64,358	73,048
Additions	1,338	902
Impairment/Write down of equipment	0	(5,000)
Effect of foreign exchange	2,734	(4,592)
Ending balance	68,430	64,358
Mining Interests [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(40,312)	(39,657)
Depreciation for the year	1,923	2,887
Impairment/Write down of equipment	0
Effect of foreign exchange	(1,701)	2,232
Ending balance	(43,936)	(40,312)
Plant and Equipment Mining [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,257
Ending balance	10,976	11,257
Plant and Equipment Mining [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,176	23,699
Additions	1,055	2,720
Impairment/Write down of equipment	0	(1,925)
Effect of foreign exchange	1,238	(1,318)
Ending balance	25,469	23,176
Plant and Equipment Mining [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11,919)	(11,190)
Depreciation for the year	1,768	1,621
Impairment/Write down of equipment	0	(212)
Effect of foreign exchange	(806)	680
Ending balance	(14,493)	(11,919)
Plant and Equipment Altiplano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,004
Ending balance	2,046	6,004
Plant and Equipment Altiplano [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,654	7,005
Additions	92	78
Impairment/Write down of equipment	(5,576)
Effect of foreign exchange	876	(429)
Ending balance	2,046	6,654
Plant and Equipment Altiplano [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(650)	(228)
Depreciation for the year	118	434
Impairment/Write down of equipment	(774)
Effect of foreign exchange	(6)	12
Ending balance	0	(650)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	169
Ending balance	102	169
Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	692	677
Additions	25	15
Impairment/Write down of equipment	(2)
Effect of foreign exchange	0
Ending balance	715	692
Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(523)	(433)
Depreciation for the year	90	90
Impairment/Write down of equipment	0
Effect of foreign exchange	0
Ending balance	$ (613)	$ (523)